Condensed Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 27, 2021	Jun. 28, 2020
OPERATING ACTIVITIES
Net income	$ 21,042	$ 17,361
Adjustments to reconcile net income to net cash from operating activities:
Depreciation	4,453	4,013
Amortization of intangible assets	6,838	5,400
Amortization of deferred loan costs	1,955	1,472
Increase in acquisition earn out liability	17,173
Equity compensation	262	235
Change in deferred taxes	1,188	451
Loss (gain) on disposal of property, plant and equipment	(282)	28
Allowance for credit losses	410	176
Change in operating assets and liabilities:
Accounts receivable	(12,457)	(16,707)
Inventories	2,465	25,044
Prepaids and other current assets	(2,295)	593
Accounts payable	6,038	818
Accrued interest	(901)	(417)
Accrued liabilities	508	4,982
Net cash from operating activities	46,397	43,449
INVESTING ACTIVITIES
Capital expenditures	(7,141)	(3,435)
Proceeds from the disposal of fixed assets	285
Cash paid for acquisitions, net	(54,011)
Trademark acquisition		(50)
Net cash used in investing activities	(60,867)	(3,485)
FINANCING ACTIVITIES
Net change under revolving credit agreement		27,500
Principal payments on long-term debt	(1,539)	(950)
Capital distributions		(100)
Net cash (used in) from financing activities	(1,539)	26,450
Net change in cash and cash equivalents	(16,009)	66,414
Cash and cash equivalents:
Beginning of period	71,674	8,335
End of period	55,665	74,749
Supplemental disclosures of cash flow information:
Cash paid for interest	20,191	$ 21,464
Cash paid for income taxes	$ 7,182